INCOME TAX - Components of the income tax expense (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of income tax [abstract]
Current period income tax	$ 1,660,815	$ 1,592,062	$ 1,564,056
Income tax surcharge	60,730	84,621
Subtotal current period taxes	1,721,545	1,676,683	1,564,056
Prior years adjustments	(103,464)	(52,539)	(16,931)
Adjustment due to settlement of uncertain tax positions form prior years	(69,442)	8,539	(22,113)
Deferred taxes current period	1,268,583	203,093	647,718
Deferred taxes - Prior years adjustments	34,573	7,892	(86,473)
Subtotal deferred taxes	1,303,156	210,985	561,245
Total tax expense	$ 2,851,795	$ 1,843,668	$ 2,086,257